Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	31.00%	33.00%
Debt securities (as a percent)	47.00%	46.00%
Real estate and other (as a percent)	22.00%	21.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 559	$ 829
Debt securities	847	1,138
Real estate and other	100	69
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 303	$ 455